Income Taxes - (Disclosure of detailed information about deferred tax assets) (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	$ 2,215,000	$ 1,856,000
Less: Unrecognized deferred tax assets	(2,215,000)	(1,856,000)
Net deferred tax assets	0	0
Non-capital losses available for future period [Member]
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	2,159,000	1,821,000
Share issuance costs [Member]
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	11,000	13,000
Property equipment and intangible assets [Member]
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	$ 45,000	$ 22,000